Document and Entity Information	Apr. 14, 2026
Cover [Abstract]
Entity Registrant Name	Tamboran Resources Corp
Amendment Flag	false
Entity Central Index Key	0001997652
Document Type	8-K
Document Period End Date	Apr. 14, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-42149
Entity Tax Identification Number	93-4111196
Entity Address, Address Line One	Suite 01, Level 39, Tower One
Entity Address, Address Line Two	International Towers
Entity Address, City or Town	Sydney
Entity Address, Address Line Three	100 Barangaroo Avenue, Barangaroo NSW
Entity Address, Postal Zip Code	2000
Entity Address, Country	AU
Country Region	61
City Area Code	2 8330
Local Phone Number	6626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	TBN
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false